Share Based Payments - Schedule of Restricted Stock Grants Outstanding and Restricted Stock Activity (Details) - Restricted Stock	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted, Awards | shares	102,617
Grants outstanding, Awards end of period | shares	102,617
Granted, Price | $ / shares	$ 5.41
Grants outstanding, Price end of period | $ / shares	$ 5.41